Subsequent Events - Additional Information (Detail) - USD ($)									1 Months Ended			12 Months Ended
	Jun. 30, 2017	Mar. 01, 2017	Feb. 22, 2017	Feb. 15, 2017	Feb. 02, 2017	Jan. 10, 2017	Jun. 02, 2015	Jun. 27, 2014	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Total net proceeds from offering													$ 121,224,000	$ 152,014,000
General partner interest in Partnership, percentage							2.00%	2.00%				2.00%	2.00%	2.00%
Goodwill									$ 0			$ 0	$ 0
Series A Preferred Unit [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Additional preferred units issued	$ 49,000,000
Common Units [Member]
Subsequent Event [Line Items]
Common units issued							5,000,000	4,600,000	5,000,000	640,000	4,600,000		5,000,000	5,240,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Total net proceeds from offering						$ 54,900,000
General partner interest in Partnership, percentage						2.00%
Decreased percentage of capital contribution by general partner						1.85%
Cash distribution paid date				Feb. 15, 2017
Cash distribution paid per unit				$ 0.52
Cash distribution paid				$ 16,400,000
Propeller maintenance expenses			$ 900,000
Subsequent Event [Member] | Private Placement [Member] | Series A Preferred Unit [Member]
Subsequent Event [Line Items]
Preferred Units issued, price per unit					$ 24.00
Preferred Units, interest rate on issue price					8.00%
Preferred Units issued					2,083,333
Proceeds from private placement of Preferred Units					$ 48,500,000
Subsequent Event [Member] | Common Units [Member]
Subsequent Event [Line Items]
Common units issued						2,500,000
Subsequent Event [Member] | Limited Partner [Member] | Series A Preferred Unit [Member]
Subsequent Event [Line Items]
Percentage to redeemable preferred units of issue price					100.00%
Percentage of common units cash equal to issue price					70.00%
Percentage of common units receivable of issue price					80.00%
Conversion percentage of issue price of outstanding Series A preferred units					130.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Expected insurance cost to be recovered			$ 150,000
Subsequent Event [Member] | Tordis Facility [Member]
Subsequent Event [Line Items]
Business acquisition, fair value of vessel and equipment acquired		$ 147,000,000
Business acquisition, outstanding indebtedness		137,655,000
Business acquisition, receivable owned		21,103,000
Indebtedness repaid		42,800,000
Secured credit facility outstanding		94,900,000
Final balloon payment to be paid		$ 70,800,000
Credit facility maturity date		Nov. 30, 2021
Credit facility interest rate description		LIBOR plus a margin of 1.9%
Credit facility interest rate		1.90%
Business acquisition, percentage of interest acquired		100.00%
Purchase price adjustment for capitalized fees related to financing		$ 795,000
Time charter period		5 years
Time charter expiration period		2 years
Time charter additional expiration period		5 years
Goodwill		$ 0